CONSOLIDATED STATEMENTS OF REVENUES AND EXPENSES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues:
Operating revenues	$ 1,740,185	$ 2,130,137	$ 1,604,863
Operating expenses:
Fuel	578,794	1,045,089	598,996
Production	413,312	468,754	410,708
Depreciation and amortization	330,449	283,774	275,346
Purchased power	74,657	82,516	69,346
Accretion	65,907	55,953	56,086
Total operating expenses	1,463,119	1,936,086	1,410,482
Operating margin	277,066	194,051	194,381
Other income:
Investment income	70,252	57,564	45,932
Amortization of deferred gains	1,789	1,789	1,789
Allowance for equity funds used during construction	750	700	385
Other	8,258	12,191	23,148
Total other income	81,049	72,244	71,254
Interest charges:
Interest expense	515,862	455,474	417,722
Allowance for debt funds used during construction	(234,090)	(262,573)	(221,463)
Amortization of debt discount and expense	10,553	11,690	11,595
Net interest charges	292,325	204,591	207,854
Net margin	65,790	61,704	57,781
Sales to members
Operating revenues:
Operating revenues	1,681,566	1,974,683	1,557,109
Sales to non-members
Operating revenues:
Operating revenues	$ 58,619	$ 155,454	$ 47,754